Cover	Jan. 13, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-38597
Entity Registrant Name	American Finance Trust, Inc.
Entity Central Index Key	0001568162
Entity Tax Identification Number	90-0929989
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	650 Fifth Avenue
Entity Address, Address Line Two	30th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	415-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	AFIN
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.50% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Trading Symbol	AFINP
Security Exchange Name	NASDAQ
Series C Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.375% Series C Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Trading Symbol	AFINO
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ